SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF SUBSIDIARIES DETAILS

Details of the Company and its subsidiaries are set out below:

Name of Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
MEDI Group Limited	March 21, 2024	Cayman Islands	-	Holding company
MEDI Trade Holding Limited (“MTHL”)	March 21, 2024	Hong Kong	100%	Intermediate holding company
Medi Trade Corporation Limited (“MTL”)	March 22, 2024	Hong Kong	100%	Dormant subsidiary
Grand Century Holding Company Limited (“GCHL”)	March 31, 2004	Hong Kong	100%	Core Operation
Doctor’s Concept Medical and Cosmetics Company Limited (“DCMCL”)	June 21, 2006	Hong Kong	100%	IP holding

SCHEDULE OF DEFERRED SALES COMMISSION

The table below shows movement of deferred sales commission:

	For the years ended June 30,
	2025	2024
Beginning Balance	$425,823	$462,058
Deferred commission capitalized	546,862	511,247
Deferred commission amortization	(450,366)	(549,088)
Translation difference	(2,999)	1,606
Ending Balance	$519,320	$425,823

Current	$327,085	$285,778
Non-current	192,235	140,045
Total	$519,320	$425,823

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES

Property and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the following estimated useful lives.

Useful life
Furniture and fixtures	4 years or lease term
Beauty equipment	4 years
Office equipment	4 years
Motor Vehicles	4 years
Leasehold improvement	Lease term
Computer equipment	4 years

SCHEDULE OF ASSET RETIREMENT OBLIGATION

The following table shows the movements of reinstatement costs (asset retirement obligation) for the years ended June 30:

	As of June 30,
	2025	2024
	USD	USD
Beginning balance	154,152	169,221
Additions during the year	-	12,444
Disposal during the year	(39,080)	(28,100)
Translation difference	(517)	587
Ending balance	114,555	154,152

Current portion	53,072	100,797
Non-current portion	61,483	53,355
Ending balance	114,555	154,152

SCHEDULE OF DISAGGREGATION OF REVENUES

By service type

	For the years ended June 30,
	2025	2024
Medical aesthetic treatments	$622,396	$795,377
Normal beauty treatments	1,532,590	1,793,789
Expired treatments	3,057,412	3,516,607
Others	6,329	5,615
Total revenue	$5,218,727	$6,111,388

By shop redeemed revenue and expired contract liabilities

	For the years ended June 30,
	2025	2024
Shop 1	$1,344,101	$1,654,041
Shop 2	606,449	699,251
Shop 3 (Discontinued in 2024)	220,765	54,203
Shop 4 (Removal of Shop 3)	-	187,286
Expired treatments	3,057,412	3,516,607
Total revenue	$5,218,727	$6,111,388